Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Instruments [Line Items]
Net financial liabilities	$ 2,907	$ 2,902
Exchange rate, percentage	10.00%
Loan outstanding
Top of range [Member]
Financial Instruments [Line Items]
Net income	44
Bottom of range [Member]
Financial Instruments [Line Items]
Net income	44
Financial Liabilities [Member]
Financial Instruments [Line Items]
Net financial liabilities	$ 442